Intangible Assets - Rollforward of Intangibles Assets (Parenthetical) (Detail) - Other Intangible Assets [member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles	$ 28,567
SAP Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles	17,566
J2C Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles	13,056
SOC Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles	8,848
CRM Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles	$ 5,936